STOCKHOLDERS' EQUITY - Outstanding Common Stock Warrants (Details 1) (Warrants, USD $)	9 Months Ended
Sep. 30, 2012
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, total warrants outstanding and exercisable	$ 276,520
Outstanding common stock warrants total exercise price	1,100,000
Outstanding common stock warrants weighted average exercise price	3.98
Senior Subordinated Notes Strike Price 3.62
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Dec. 01, 2009
Outstanding common stock warrants expiration date	Dec. 17, 2014
Strike price of common stock warrant	$ 3.62
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	500,000
Outstanding common stock warrants weighted average exercise price
Senior Subordinated Notes Strike Price 4.34
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued	Dec. 01, 2009
Outstanding common stock warrants expiration date	Dec. 17, 2014
Strike price of common stock warrant	$ 4.34
Outstanding common stock warrants, total warrants outstanding and exercisable	138,260
Outstanding common stock warrants total exercise price	$ 600,000
Outstanding common stock warrants weighted average exercise price